Non-recurring charges - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Employee Severance [Member]
Schedule of Non-recurring Charges [Line Items]
Restructuring charge		$ 30,057
Long Running Legal Dispute [Member]
Schedule of Non-recurring Charges [Line Items]
Non-recurring charges		$ 55,000
Settlement payments	$ 50,000
Legal fees and other associated costs	$ 5,000